Analysis of changes in financing during the year	12 Months Ended
Dec. 31, 2021
Analysis of changes in financing during the year
Analysis of changes in financing during the year

29 Analysis of changes in financing during the year

This note shows cash flows and non-cash movements relating to the financing activities of the Group. These activities reflect movements in share capital, share premium, paid-in equity, subordinated liabilities and MRELs.

	Share capital, share premium,
	and paid-in equity			Subordinated liabilities			MRELs
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	18,239	17,246	17,134	9,962	9,979	10,535	20,873	19,249	16,821

Ordinary shares issued	—	—	17	—	—	—	—	—	—
Issue of paid-in equity	937	2,218	—	—	—	—	—	—	—
Issue of subordinated liabilities	—	—	—	1,634	1,631	577	—	—	—
Redemption of subordinated liabilities	—	—	—	(4,765)	(3,502)	(1,108)	—	—	—
Interest on subordinated liabilities	—	—	—	(321)	(510)	(533)	—	—	—
Issue of MRELs	—	—	—	—	—	—	3,383	1,309	3,640
Maturity/redemption of MRELs	—	—	—	—	—	—	—	(2)	(1,285)
Interest on MRELs	—	—	—	—	—	—	(647)	(671)	(428)
Net cash inflow/(outflow) from financing	937	2,218	17	(3,452)	(2,381)	(1,064)	2,736	636	1,927
Ordinary shares issued	87	52	95	—	—	—	—	—	—
Share cancellation	(698)	—	—	—	—	—	—	—	—
Effects of foreign exchange	—	—	—	(18)	(234)	(315)	(190)	(514)	(683)
Changes in fair value of subordinated liabilities and MRELs				(434)	133	317	(649)	829	539
Paid in equity reclassified to subordinated liabilities	(2,046)	(1,277)	—	1,915	1,632	—
Loss on sale of subordinated liabilities and MRELs				145	324	—	—	—	—
Interest on subordinated liabilities and MRELs				311	509	506	653	673	645
At 31 December	16,519	18,239	17,246	8,429	9,962	9,979	23,423	20,873	19,249